ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE

ACCOUNTING POLICY
Accounts receivable represent amounts owing to us that are currently due and collectible. We initially recognize accounts receivable on the date they originate. We measure accounts receivable initially at fair value, and subsequently at amortized cost, with changes recognized in net income. We measure an impairment loss for accounts receivable as the excess of the carrying amount over the present value of future cash flows we expect to derive from it, if any. The excess is allocated to an allowance for doubtful accounts and recognized as a loss in net income.

EXPLANATORY INFORMATION

		As at December 31
(In millions of dollars)	Note	2019	2018

Customer accounts receivable		1,579	1,529
Other accounts receivable		785	762
Allowance for doubtful accounts	15	(60)	(55)

Total accounts receivable		2,304	2,236

We have retrospectively reclassified $23 million as at December 31, 2018 and January 1, 2019 related to our wireless financing programs from "accounts receivable" to "other current assets" as the collection time frame of the amounts differs from accounts receivable.